Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (0.6%)
Parsons Corp. (a)	11,400	$382,356
Biotechnology (0.1%)
Moderna, Inc. (a)	600	42,450
Building Products (2.0%)
Alpha Pro Tech, Ltd. (a)	76,500	1,130,670
Jewett-Cameron Trading Co., Ltd. (Canada) (a)	7,500	57,825
		1,188,495
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. (a)	2,000	112,060
Communications Equipment (6.6%)
ADTRAN, Inc.	36,950	378,922
Cambium Networks Corp. (a)	17,500	295,225
KVH Industries, Inc. (a)	369,400	3,328,294
		4,002,441
Construction Materials (1.4%)
Smith-Midland Corp.	137,500	845,625
Electrical Equipment (9.8%)
Vicor Corp. (a)	77,000	5,985,210
Electronic Equipment, Instruments & Components (3.1%)
Arlo Technologies, Inc. (a)	40,000	210,400
IPG Photonics Corp. (a)	7,000	1,189,790
National Instruments Corp.	2,500	89,250
Vishay Precision Group, Inc. (a)	15,000	379,800
		1,869,240
Energy Equipment & Services (2.5%)
Aspen Aerogels, Inc. (a)	138,100	1,512,195
Entertainment (0.1%)
World Wrestling Entertainment, Inc.	2,250	91,058
Food Products (0.1%)
Vital Farms, Inc. (a)	1,000	40,530
Health Care Equipment & Supplies (3.6%)
CryoPort, Inc. (a)	30,500	1,445,700
LeMaitre Vascular, Inc.	22,500	731,925
		2,177,625
Health Care Providers & Services (0.5%)
Laboratory Corp. of America Holdings (a)	500	94,135
Quest Diagnostics, Inc.	2,000	228,980
		323,115
Health Care Technology (0.4%)
American Well Corp. (a)	1,155	34,234
Omnicell, Inc. (a)	3,000	223,980
		258,214
Household Products (2.3%)
Oil-Dri Corp. of America	39,500	1,412,915
IT Services (3.1%)
Akamai Technologies, Inc. (a)(b)	14,500	1,602,830
BigCommerce Holdings, Inc. (a)	2,900	241,570
Rackspace Technology, Inc. (a)	600	11,574
		1,855,974
Life Sciences Tools & Services (0.7%)
Bruker Corp.	11,000	437,250
Machinery (0.7%)
FreightCar America, Inc. (a)	55,600	126,768
Westinghouse Air Brake Technologies Corp.	5,000	309,400
		436,168
Professional Services (0.7%)
CRA International, Inc.	11,000	412,170
Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp.	300	72,519
Equinix, Inc.	2,000	1,520,260
		1,592,779
Semiconductors & Semiconductor Equipment (35.0%) (d)
AXT, Inc. (a)	57,500	351,900
Entegris, Inc.	93,000	6,913,620
FormFactor, Inc. (a)	23,000	573,390
MKS Instruments, Inc.	23,000	2,512,290
Nova Measuring Instruments, Ltd. (Israel) (a)(b)	63,000	3,284,820
PDF Solutions, Inc. (a)(b)	334,000	6,249,140
Photronics, Inc. (a)	22,500	224,100
SiTime Corp. (a)	5,000	420,150
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	7,500	608,025
Veeco Instruments, Inc. (a)	11,000	128,370
		21,265,805
Software (5.5%)
The Trade Desk, Inc. - Class A (a)	1,200	622,536
Altair Engineering, Inc. (a)	1,500	62,970
Appian Corp. (a)	1,500	97,125
ChannelAdvisor Corp. (a)	24,000	347,280
Duck Creek Technologies, Inc. (a)	1,440	65,419
Everbridge, Inc. (a)	2,000	251,460
fuboTV, Inc. (a)	5,000	45,000
GSE Systems, Inc. (a)(e)	1,052,625	1,094,730
Q2 Holdings, Inc. (a)	8,000	730,080
Sumo Logic, Inc. (a)	578	12,600
		3,329,200
Specialty Retail (3.1%)
CarMax, Inc. (a)(b)	20,500	1,884,155
Technology Hardware, Storage & Peripherals (14.5%)
Apple, Inc.	56,000	6,485,360
Intevac, Inc. (a)	90,450	498,380
Super Micro Computer, Inc. (a)	69,500	1,834,800
		8,818,540
Trading Companies & Distributors (0.7%)
Transcat, Inc. (a)	13,500	395,550
Total Common Stocks
(Cost $21,964,641)		$60,671,120

Short-Term Investments (0.2%)
Money Market Fund (0.2%)
Dreyfus Treasury Securities Cash Management - Institutional Class 0.01% (c)
Total Short-Term Investments
(Cost $137,625)	137,625	137,625

Total Investments (100.0%)
(Cost $22,102,266)		60,808,745
Total Securities Sold Short (-0.1%)		(74,352)
(Proceeds $30,839)
Other Assets in Excess of Liabilities (0.1%)		77,765
Net Assets (100.0%)		$60,812,158

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance monitoring.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities shold short, aggregating a total market value of $2,690,140.
(c)	Rate shown is the seven-day yield as of September 30, 2020
(d)	As of September 30, 2020, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
(e)	Affiliated security. Please refer to Notes to the Financial Statements.
ADR	American Depositary Receipt

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	91.7%
	Canada	1.9%
	Taiwan	1.0%
	Israel	5.4%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 0.2%

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2020 (Unaudited)
	Shares	Value
Securities Sold Short (-0.1%)
Communications Equipment (0.0%)
Ubiquiti, Inc.	200	$33,332
Software (-0.1%)
Dynatrace, Inc. (a)	1,000	41,020
Total Securities Sold Short (-0.1%)
(Proceeds $30,839)		$74,352

(a)	Non-income producing security.

Distribution of investments by country or territory of incorporation, as a percentage of Total Securities Sold Short, is as follows (Unaudited):
	Country	Short
	United States	100.0%
	Total	100.0%